Guggenheim Macro Opportunities Fund Annual Fund Operating Expenses - A C Inst P Shares [Member] - Guggenheim Macro Opportunities Fund	Sep. 30, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.01%
Component3 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.05%)	[2],[3],[4]
Net Expenses (as a percentage of Assets)	1.27%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.01%
Component3 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	2.05%
Fee Waiver or Reimbursement	(0.06%)	[2],[3],[4]
Net Expenses (as a percentage of Assets)	1.99%
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.01%
Component3 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.12%)	[2],[3],[4]
Net Expenses (as a percentage of Assets)	0.93%
Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.01%
Component3 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.05%)	[2],[3],[4]
Net Expenses (as a percentage of Assets)	1.34%

[1]	Other expenses of the Subsidiary (as defined below) were less than 0.01% for the most recently completed fiscal year.
[2]	Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through February 1, 2026 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.36%, Class C-2.11%, Institutional Class-0.95%, and Class P-1.36%. The Investment Manager has also contractually agreed to waive the management fee it receives from the Fund in any amount equal to the management fee paid to the Investment Manager by the Subsidiary. This undertaking will continue for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[3]	The Investment Manager has contractually agreed through February 1, 2026, to waive the amount of the Fund’s management fee to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees.
[4]	The Investment Manager must waive certain fees and/or reimburse certain expenses associated with the Fund’s service arrangements through February 1, 2026. The undertaking will expire when it reaches its term, or when the Investment Manager or the Fund administrator ceases to serve as such.